Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
August 31, 2025
REHI-NPRT3-1025
1.805767.121
Asset-Backed Securities - 4.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.9321% 3/20/2050 (b)(c)(d)(e)	750,000	0
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 6.5321% 3/20/2050 (b)(c)(d)(e)	2,670,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	3,000,000	0
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% 1/28/2040 (b)(c)(d)(e)(f)	3,078,262	0
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0828% 12/5/2036 (b)(c)(d)(e)(f)	7,633,717	2
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2
UNITED STATES - 4.1%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(g)	2,455,521	24
Blue Stream Issuer LLC Series 2024-1A Class C, 8.71% 11/20/2054 (b)	1,750,000	1,859,253
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (b)	3,057,000	3,206,798
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,019,452	1,947,469
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	862,405	742,643
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	5,311,768	5,159,077
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	1,194,251	1,100,315
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (b)	500,000	507,063
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	1,345,000	1,355,930
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (b)(d)	3,206,000	2,636,402
Switch Abs Issuer LLC Series 2024-1A Class B, 6.5% 3/25/2054 (b)	1,250,000	1,265,174
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	1,975,000	2,075,158
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	672,000	660,406
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (b)	1,800,000	1,850,303
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (b)	5,192,000	5,418,124
TOTAL UNITED STATES		29,784,139
TOTAL ASSET-BACKED SECURITIES (Cost $39,371,704)		29,784,141

Bank Loan Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3631% 1/9/2026 (c)(d)(e)(h) (Cost $2,622,852)	2,622,852	2,557,281

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.9038% 2/25/2042 (b)(d)(e)	18,684	9,275
Fannie Mae Guaranteed REMIC Series 2002-W6 Class 3B4, 4.9367% 1/25/2042 (b)(d)(e)	15,437	2,839
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B4, 3.9829% 6/25/2043 (b)(d)(e)	59,968	17,319
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B5, 3.9829% 6/25/2043 (b)(d)(e)	6,316	385
TOTAL UNITED STATES		29,818
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,255)		29,818

Commercial Mortgage Securities - 89.8%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (b)	2,265,000	2,134,756
UNITED STATES - 89.5%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.4021% 10/15/2034 (b)(c)(d)	2,155,000	2,159,468
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	3,085,000	3,030,589
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9809% 7/15/2049 (d)	2,418,000	2,332,820
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (b)	726,000	642,199
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (b)(e)	2,308,000	1,272,053
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	2,625,000	1,246,674
BANK Series 2018-BN10 Class B, 4.078% 2/15/2061 (d)	1,035,000	960,851
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	2,936,000	2,659,275
BANK Series 2019-BN22 Class D, 2.5% 11/15/2062 (b)	2,465,000	1,976,512
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (b)	921,000	704,119
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	717,000	628,875
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (b)	903,000	661,342
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (d)	3,921,000	1,949,487
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	903,000	776,352
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	2,650,000	2,341,505
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,895,000	1,711,226
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	2,326,000	2,278,978
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	1,664,000	1,203,568
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (b)	1,302,000	898,080
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (b)	2,614,000	1,913,906
BANK Series 2022-BNK44 Class AS, 5.9352% 11/15/2055 (d)	1,225,000	1,271,035
BANK Series 2022-BNK44 Class C, 5.9352% 11/15/2055 (d)	2,840,000	2,786,240
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	1,330,000	1,383,443
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,458,000	2,611,831
BANK Series 2023-BNK46 Class B, 6.9999% 8/15/2056 (d)	1,675,000	1,789,345
BANK5 Series 2024-5YR12 Class C, 6.5002% 12/15/2057 (d)	1,516,000	1,563,439
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/2036 (b)(d)	1,749,000	1,624,687
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (b)	726,000	598,082
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	853,000	755,759
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6996% 4/15/2053 (d)	860,000	739,863
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (b)	3,013,000	1,996,913
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (d)	3,302,000	2,980,743
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	3,015,000	2,798,948
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	4,573,000	4,530,107
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	1,491,000	1,434,238
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	1,200,000	888,289
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	3,150,000	3,336,435
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.3503% 12/15/2055 (d)	1,890,000	1,970,553
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	2,015,000	2,101,102
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,690,000	1,770,475
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5057% 9/15/2056 (d)	1,196,000	1,283,332
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.5057% 9/15/2056 (d)	1,789,000	1,811,274
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.3686% 11/15/2056 (d)	1,778,000	1,807,313
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	681,000	684,811
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	475,000	477,854
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,533,000	2,545,118
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	1,063,000	1,081,345
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (b)(d)	1,575,000	1,554,750
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	2,732,000	2,770,967
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (b)	790,000	638,527
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.3191% 7/15/2058 (d)	1,630,000	1,657,825
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	833,000	653,148
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	1,186,000	1,072,023
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(d)(e)	1,680,000	8,400
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(d)(e)	1,132,000	2,829
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (b)(e)	1,500,000	868,917
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	662,000	576,083
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (b)(e)	1,638,000	1,150,704
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	1,784,000	1,663,913
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	1,955,000	1,802,375
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	3,049,000	2,775,480
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 3.094% 4/15/2054 (b)(d)(e)	6,055,000	3,263,839
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 3.094% 4/15/2054 (b)(d)(e)	1,113,000	465,413
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	2,055,000	1,819,883
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	2,477,000	2,285,829
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (b)	3,003,000	2,067,268
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,190,000	1,178,799
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	1,872,000	1,322,767
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.9413% 11/15/2055 (d)	980,000	981,402
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.9413% 11/15/2055 (d)	2,090,000	2,036,694
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.4526% 4/15/2056 (d)	1,351,000	1,399,193
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,714,000	2,889,116
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.7922% 7/15/2056 (d)	1,859,000	1,910,731
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	2,621,000	2,679,032
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068 (b)	825,000	833,250
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.0026% 11/15/2041 (b)(c)(d)	3,174,000	3,180,584
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.052% 8/15/2026 (b)(c)(d)	1,714,945	1,710,657
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (b)(d)(e)	1,638,000	1,298,754
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (b)(d)	1,970,000	1,478,991
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,142,000	2,907,157
BMO Mortgage Trust Series 2023-C4 Class B, 5.5908% 2/15/2056 (d)	1,186,000	1,200,030
BMO Mortgage Trust Series 2023-C4 Class C, 6.058% 2/15/2056 (d)	2,468,000	2,489,879
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,463,000	1,534,398
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	1,039,000	1,039,040
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	297,000	305,275
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(d)	1,858,000	1,893,931
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (b)(d)	2,536,000	2,602,334
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (b)(d)	1,845,000	1,931,778
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	766,000	725,805
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.8011% 11/15/2028 (b)(c)(d)	1,975,000	1,975,000
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.667% 3/11/2044 (b)(d)	9,422,000	8,687,088
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(d)	9,936,000	8,930,323
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.6209% 2/15/2039 (b)(c)(d)	1,925,000	1,920,789
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0511% 5/15/2034 (b)(c)(d)	5,418,664	5,442,353
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	2,180,000	2,209,448
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	535,000	545,927
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (b)(d)	2,016,000	2,069,705
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (b)(d)	7,158,000	7,647,846
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0515% 3/15/2041 (b)(c)(d)	4,036,677	4,020,815
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2785% 6/15/2038 (b)(c)(d)	1,884,986	1,887,343
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.2285% 6/15/2038 (b)(c)(d)	2,630,213	2,626,314
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0514% 5/15/2041 (b)(c)(d)	2,395,308	2,389,050
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2975% 12/15/2038 (b)(c)(d)	3,819,419	3,818,225
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5643% 4/15/2034 (b)(c)(d)	1,572,000	1,461,857
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.4236% 10/15/2036 (b)(c)(d)	3,192,000	3,180,057
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.9026% 11/15/2041 (b)(c)(d)	1,875,000	1,874,470
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9515% 3/15/2034 (b)(c)(d)	1,402,250	1,393,411
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0533% 4/15/2040 (b)(c)(d)	6,618,937	6,614,800
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6631% 6/15/2035 (b)(c)(d)	1,959,000	1,953,310
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(d)	14,678,000	13,527,748
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8776% 9/15/2036 (b)(c)(d)	3,126,408	3,113,707
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.3276% 9/15/2036 (b)(c)(d)	7,591,737	7,477,861
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2525% 7/15/2029 (b)(c)(d)	2,820,000	2,811,187
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.301% 7/15/2029 (b)(c)(d)	5,450,000	5,402,322
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0517% 4/15/2041 (b)(c)(d)	3,507,204	3,491,791
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.3033% 11/15/2041 (b)(c)(d)	1,003,096	1,005,917
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.3018% 11/15/2041 (b)(c)(d)	4,813,939	4,799,803
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.3044% 3/15/2030 (b)(c)(d)	5,326,227	5,226,364
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5538% 3/15/2042 (b)(c)(d)	3,278,000	3,265,708
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.3028% 3/15/2042 (b)(c)(d)	3,413,000	3,332,318
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7725% 11/15/2038 (b)(c)(d)	2,523,887	2,516,016
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8785% 2/15/2036 (b)(c)(d)	458,000	455,716
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4785% 2/15/2036 (b)(c)(d)	1,033,000	1,025,269
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4775% 1/15/2034 (b)(c)(d)	4,239,200	4,237,766
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3775% 1/15/2034 (b)(c)(d)	291,900	291,188
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.7131% 1/15/2039 (b)(c)(d)	4,315,000	4,306,918
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6621% 1/15/2039 (b)(c)(d)	3,200,000	3,175,074
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5512% 2/15/2039 (b)(c)(d)	1,893,939	1,893,298
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.3131% 6/15/2040 (b)(c)(d)	722,000	718,537
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (b)(d)	709,000	540,579
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)(e)	4,073,000	879,862
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (b)(d)	636,000	567,235
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (b)(d)	3,345,000	2,868,950
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (b)	3,129,000	2,175,572
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (b)(d)	1,204,000	1,237,676
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (b)(d)	1,383,000	1,400,032
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 10/12/2040 (b)(d)	2,611,000	2,608,113
COMM Mortgage Trust Series 2012-CR1 Class D, 5.2735% 5/15/2045 (b)(d)	1,749,197	1,595,414
COMM Mortgage Trust Series 2014-CR17 Class E, 5.0047% 5/10/2047 (b)(d)	589,000	451,655
COMM Mortgage Trust Series 2014-CR20 Class C, 4.8262% 11/10/2047 (d)	491,921	474,497
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	3,527,000	3,351,391
COMM Mortgage Trust Series 2015-DC1 Class C, 4.4323% 2/10/2048 (d)	3,928,000	3,478,283
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	127,584	124,856
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2411% 2/10/2048 (d)	3,842,000	3,617,821
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	1,920,000	1,775,987
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	356,070	300,730
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7399% 9/10/2050 (d)	1,192,000	1,136,093
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	1,146,000	1,015,205
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.7153% 9/15/2033 (b)(c)(d)(e)	1,487,000	22,551
COMM Mortgage Trust Series 2025-180W Class F, 7.6089% 8/10/2042 (b)(d)	1,035,000	1,006,499
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8566% 11/10/2049 (d)(e)	1,680,000	421,429
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2516% 8/15/2041 (b)(c)(d)	3,075,000	3,047,066
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (b)(d)	2,205,000	1,811,977
CPT Mortgage Trust Series 2019-CPT Class F, 3.0967% 11/13/2039 (b)(d)	2,772,000	2,117,435
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7945% 6/15/2034 (b)(c)(e)	2,561,600	1,186,134
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.9377% 5/9/2026 (b)(c)(d)	3,038,314	2,983,127
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4031% 6/15/2050 (d)	3,060,000	2,695,280
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (b)(d)	6,276,000	5,301,278
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7851% 10/15/2051 (d)	777,000	692,259
DBGS Mortgage Trust Series 2019-1735 Class F, 4.3344% 4/10/2037 (b)(d)	1,000,000	664,364
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (b)(d)	2,100,000	2,137,537
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/2045 (b)(d)	1,029,000	805,340
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3631% 3/15/2034 (b)(c)(d)	2,463,000	2,470,925
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(d)	4,760,000	4,786,837
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(d)	769,000	740,022
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5945% 11/15/2038 (b)(c)(d)	1,239,671	1,238,509
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0934% 11/15/2038 (b)(c)(d)	5,745,130	5,716,469
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(d)	1,817,000	1,852,733
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,535,000	1,567,593
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	327,000	333,842
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 10.0131% 12/15/2039 (b)(c)(d)	3,198,000	3,206,114
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.294% 8/10/2044 (b)(d)	1,929,752	1,413,943
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.294% 8/10/2044 (b)(d)(e)	2,432,000	651,064
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	4,308,000	12,924
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (b)	2,058,050	1,935,898
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (d)(e)	2,499,000	1,386,752
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (b)	1,667,000	1,380,114
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (b)	2,830,000	2,153,273
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8218% 9/10/2052 (d)	3,833,000	3,269,425
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (b)	2,307,000	1,665,758
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (b)(d)	1,764,000	1,365,803
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.5668% 5/12/2053 (b)(d)	756,000	576,211
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (b)(d)	3,235,000	3,256,089
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (b)(d)	939,000	950,534
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.8099% 11/25/2041 (b)(c)(d)	1,325,000	1,325,376
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.5131% 7/15/2040 (b)(c)(d)	3,180,000	3,171,964
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (b)(d)	5,078,000	4,979,337
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(d)	6,517,000	6,307,216
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (b)	201,216	191,478
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.213% 3/15/2042 (b)(c)(d)	1,607,000	1,603,996
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.9693% 6/10/2042 (b)(d)	1,424,000	1,446,824
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.701% 1/15/2048 (b)(d)	2,250,000	1,974,533
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8112% 11/15/2048 (d)(e)	1,500,000	533,091
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.509% 12/15/2049 (b)(d)(e)	2,418,000	1,833,929
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4146% 6/15/2051 (b)(d)	1,171,000	906,606
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (b)(e)	1,354,000	674,898
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (b)	1,535,000	824,873
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(d)	2,462,374	2,253,448
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)	3,743,000	3,158,207
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	3,129,000	2,038,757
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3392% 4/15/2046 (d)(e)	3,677,000	331,372
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)	104,000	3,912
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	5,894,000	4,715
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (b)(d)(e)	3,213,000	8,081
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (b)(d)	4,232,000	10,602
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (b)(d)	2,150,000	389,590
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (b)	1,696,000	1,604,619
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.9089% 6/5/2039 (b)(d)	984,000	899,544
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (b)(d)	3,019,000	2,699,854
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (b)	2,771,000	831,328
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(e)	2,388,000	454,938
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	942,000	91,854
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6785% 4/15/2038 (b)(c)(d)	1,716,000	1,720,290
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(d)	3,234,000	3,177,582
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.23% 8/15/2038 (b)(c)(d)	532,626	527,305
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.78% 8/15/2038 (b)(c)(d)	2,020,408	1,992,628
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.43% 8/15/2038 (b)(c)(d)	4,435,575	4,343,770
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3631% 3/15/2042 (b)(c)(d)	2,527,000	2,516,231
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0512% 6/15/2039 (b)(c)(d)	1,000,000	998,126
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.8001% 6/15/2039 (b)(c)(d)	1,450,000	1,443,341
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(d)	1,629,000	1,640,455
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/2040 (b)(d)	1,976,000	1,334,445
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6784% 4/15/2038 (b)(c)(d)	8,960,000	8,971,200
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8775% 5/15/2038 (b)(c)(d)	754,400	755,343
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.2285% 7/15/2038 (b)(c)(d)	4,235,000	4,235,000
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.4285% 7/15/2038 (b)(c)(d)	1,847,000	1,843,162
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.6223% 1/15/2039 (b)(c)(d)	2,614,400	2,614,400
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.3206% 1/15/2027 (b)(c)(d)	1,881,600	1,891,123
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 7% 9/15/2040 (b)(c)(d)	2,047,000	2,046,999
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.85% 9/15/2040 (b)(c)(d)	3,195,000	3,194,997
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	1,012,000	1,033,160
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	1,014,000	1,042,260
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(d)	1,575,000	215,807
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9254% 5/15/2046 (b)(d)	1,740,000	1,588,658
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (b)	2,932,000	2,525,795
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(d)	2,020,229	2,000,633
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1056% 7/15/2049 (b)(d)	676,162	661,151
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1056% 7/15/2049 (b)(d)	984,000	930,138
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1056% 7/15/2049 (b)(d)	3,536,800	3,286,289
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.2891% 5/15/2048 (d)	422,248	406,426
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.2891% 5/15/2048 (d)	1,973,000	1,792,530
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.2891% 5/15/2048 (b)(d)	1,541,000	1,255,961
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	1,000,000	963,640
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,733,000	2,550,489
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (b)	5,262,000	4,328,335
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	5,150,000	4,618,921
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.5085% 4/5/2042 (b)(d)	1,043,000	817,882
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	2,310,557	2,439,103
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,786,000	1,708,136
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.2629% 9/24/2057 (b)(d)	1,928,000	1,833,464
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (b)(d)	1,014,000	870,509
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,899,000	2,012,047
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.9056% 5/15/2056 (d)	1,266,000	1,327,911
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1103% 12/15/2056 (d)	1,070,000	1,157,737
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2523% 12/15/2056 (d)	3,564,000	3,744,813
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (b)	351,000	272,308
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.2724% 5/15/2039 (b)(d)	2,293,000	2,098,492
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.2724% 5/15/2039 (b)(d)	3,014,000	2,650,987
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (b)(d)	2,115,000	2,157,258
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(d)	7,586,000	7,687,032
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0468% 11/15/2040 (b)(c)(d)	2,000,000	1,999,999
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.8285% 7/15/2038 (b)(c)(d)(e)	2,225,000	1,038,851
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4785% 7/15/2038 (b)(c)(d)(e)	631,000	218,805
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (b)	1,750,000	1,648,822
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	6,369,000	5,367,156
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (b)(d)	1,412,000	1,411,871
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (b)(d)	3,176,000	3,149,931
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (b)(d)	1,195,000	1,191,441
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (b)(d)	4,435,000	4,445,634
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	899,567	918,918
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	4,917,000	5,191,528
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5516% 11/15/2034 (b)(c)(d)	2,627,000	2,613,446
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5501% 11/15/2034 (b)(c)(d)	2,189,000	2,171,601
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(d)	3,855,000	2,993,000
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.8131% 10/15/2041 (b)(c)(d)	1,216,000	1,222,071
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/2038 (b)(d)(e)	2,499,000	1,590,645
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7433% 10/15/2038 (b)(c)(d)	3,339,000	3,323,246
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4514% 11/15/2038 (b)(c)(d)	5,032,210	5,029,725
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.393% 11/15/2036 (b)(c)(d)	1,803,000	1,799,307
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0936% 10/15/2034 (b)(c)(d)	3,411,000	3,408,605
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.029% 11/15/2036 (b)(c)(d)	4,149,000	4,141,236
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.678% 11/15/2036 (b)(c)(d)	1,134,000	1,126,599
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.602% 2/15/2042 (b)(c)(d)	7,802,000	7,767,866
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	1,432,663	1,296,546
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	2,484,000	819,545
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.8383% 2/15/2051 (d)	756,000	695,977
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3785% 7/15/2039 (b)(c)(d)	3,009,000	2,315,167
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4785% 7/15/2039 (b)(c)(d)(e)	693,000	474,022
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (b)(d)	2,845,000	2,874,878
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (b)(d)	2,180,000	2,201,714
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (b)(d)	1,080,000	1,089,225
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.8628% 12/15/2048 (d)	1,834,000	1,784,107
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	1,526,000	853,330
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4861% 11/15/2049 (d)	1,262,000	1,209,743
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (b)	1,250,000	1,115,726
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (b)	3,949,000	3,009,442
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class B, 4.546% 3/15/2052	450,000	439,078
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (d)	3,863,000	3,735,144
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (b)	2,108,000	1,660,861
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (b)	761,000	576,776
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 8.2285% 2/15/2040 (b)(c)(d)	450,400	450,129
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (b)(d)	2,867,000	2,904,421
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5343% 11/15/2057 (d)	757,000	779,226
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(d)	1,284,756	452,889
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 5.15% 6/15/2044 (b)(d)	1,014,681	981,704
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.15% 6/15/2044 (b)(d)	1,274,000	1,200,490
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	1,252,600	395,130
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2021% 3/15/2045 (b)(d)	4,999,000	3,490,766
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0872% 5/15/2045 (b)(d)	1,169,217	1,072,874
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.7124% 9/15/2046 (b)(d)	179,319	172,150
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	2,074,000	1,984,337
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (b)	2,352,000	1,628,392
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (b)(d)	1,742,000	1,772,425
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/2036 (b)(d)	1,695,000	72,038
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(d)	1,638,000	1,462,062
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (b)(d)	4,354,000	3,614,212
TOTAL UNITED STATES		643,877,961
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $686,959,385)		646,012,717

Non-Convertible Corporate Bonds - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/2026 (b)	462,330	463,735
Real Estate - 2.3%
Diversified REITs - 0.4%
Safehold GL Holdings LLC 6.1% 4/1/2034	2,792,000	2,928,245
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	955,000	1,001,249
Real Estate Management & Development - 0.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	1,625,000	1,596,377
Essex Portfolio LP 5.5% 4/1/2034	1,401,000	1,445,923
		3,042,300
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 2/1/2034	3,646,000	3,744,097
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	540,000	516,539
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	2,455,000	2,517,938
Sun Communities Operating LP 4.2% 4/15/2032	450,000	432,335
		7,210,909
Retail REITs - 0.4%
NNN REIT Inc 5.6% 10/15/2033	2,485,000	2,584,408
TOTAL REAL ESTATE		16,767,111

TOTAL UNITED STATES		17,230,846
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,478,791)		17,230,846

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(i) (Cost $2,796,600)	3,100,000	30

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $22,376,744)	4.36	22,372,269	22,376,744

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $770,629,331)	717,991,577
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,265,318
NET ASSETS - 100.0%	719,256,895

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $528,445,721 or 73.5% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,339,434	236,575,184	240,537,874	1,076,222	-	-	22,376,744	22,372,269	0.0%
Total	26,339,434	236,575,184	240,537,874	1,076,222	-	-	22,376,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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